Commitments and contingent obligations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Other Commitments [Line Items]
Percentage of future minimum revenues utilization	100.00%
Outstanding commitments for installment payments	$ 468,982,000
Operating leases, future minimum payments due	1,349,710,000
Vessels [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due	$ 1,340,050,000
Operating leases, start year	2017
Operating leases, expiration year	2028
Office Space [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due	$ 9,660,000
Operating leases, start year	2017
Operating leases, expiration year	2024